Selling, general and administrative expenses	12 Months Ended
Jun. 30, 2023
Selling, general and administrative expenses
Selling, general and administrative expenses

9.    Selling, general and administrative expenses

Selling, general and administrative expenses include all personnel costs for Mytheresa Group, IT expenses, costs associated with the distribution center, and other overhead costs.

Selling, general and administrative expenses consist of the following:

	Year ended June 30,
(in € thousands)	2021	2022	2023
Personnel-related expenses	(133,710)	(122,695)	(119,450)
Thereof contributions to defined contribution plans	—	(34)	(259)
Rental and other facility-related expenses	(2,197)	(2,252)	(2,668)
IT expenses	(6,636)	(7,647)	(8,911)
Insurances and fees	(2,833)	(4,145)	(3,082)
Travel costs	(143)	(1,390)	(2,896)
IPO preparation and transaction costs (1)	(6,984)	—	—
Other transaction-related, certain legal and other expenses (2)	—	(2,493)	(5,446)
Consulting and other services	(2,140)	(4,342)	(920)
Other	(2,508)	(3,207)	(4,319)
Total Selling, general and administrative expenses	(157,151)	(148,172)	(147,691)
(1)	Represents non-recurring professional fees, including consulting, legal and accounting fees, related to our initial public offering (“IPO”), which are classified within selling, general and administrative expenses.
(2)	Other transaction-related, certain legal and other expenses represents (i) professional fees, including advisory and accounting fees, related to potential transactions, (ii) certain legal expenses incurred outside the ordinary course of our business and (iii) other non-recurring expenses incurred in connection with the costs of establishing our new central warehouse in Leipzig, Germany.

The total selling, general and administrative (SG&A) expenses decreased by €0.5 million from €148.2 million in fiscal year ended June 30, 2022 to €147.7 million in fiscal year ended June 30, 2023. The Mytheresa Group recognized Share-based compensation expenses for the fiscal year ended June 30, 2023 of €30.0 million and €52.3 million for the prior period.

The decrease in personnel expenses for the fiscal year ended June 30, 2023 is mainly driven by lower Share-based compensation expenses, partly offset by an increase in the number of FTE’s during the same comparative period.